FINANCIAL ASSETS AND LIABILITIES - Fair value (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Financial liabilities at amortized cost | Bank loans and bonds, including interest accrued
Disclosure of fair value measurement of assets and liabilities [line items]
Financial liabilities, at fair value	$ 7,704	$ 7,430